Revenue from Contracts with Customers - Summary of Revenue by Source (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Revenue	$ 113,689	$ 130,376	$ 115,375
Consoles Product
Disaggregation Of Revenue [Line Items]
Revenue	29,832	61,331	64,590
Consumables Product
Disaggregation Of Revenue [Line Items]
Revenue	51,145	42,206	28,798
Product Revenue
Disaggregation Of Revenue [Line Items]
Revenue	80,977	103,537	93,388
Service and Other Revenue
Disaggregation Of Revenue [Line Items]
Revenue	$ 32,712	$ 26,839	$ 21,987